SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

NOTE – 24 SUBSEQUENT EVENTS

Reverse Stock Split – April 2026 and June 2026

On April 20, 2026, the Company made effective a 1-for-5 reverse stock split of the issued and outstanding Class A Ordinary Shares and Class B Ordinary Shares. Following this reverse stock split, our authorized share capital reduced from US$100,000 divided into 10,000,000,000 shares with a par value of US$0.00001 each, comprising 9,500,000,000 Class A Ordinary Shares and 500,000,000 Class B Ordinary Shares, to US$100,000 divided into 2,000,000,000 shares with a par value of US$0.00005 each, comprising 1,900,000,000 Class A Ordinary Shares and 100,000,000 Class B Ordinary Shares, with the reduction effected at the same ratio as the reduction in our issued and outstanding shares.

On June 15, 2026, the Company further made effective a 1-for-25 reverse stock split of the issued and outstanding Class A Ordinary Shares and Class B Ordinary Shares.   Following this reverse stock split, our authorized share capital reduced from US$100,000 divided into 2,000,000,000 shares with a par value of US$0.00005 each, comprising 1,900,000,000 Class A Ordinary Shares and 100,000,000 Class B Ordinary Shares, to US$100,000 divided into 80,000,000 shares with a par value of US$0.00125 each, comprising 76,000,000 Class A Ordinary Shares and 4,000,000 Class B Ordinary Shares, with the reduction effected at the same ratio as the reduction in our issued and outstanding shares.

Placement of Shares

On April 21, 2026, the Company issued 816,000 Class A Ordinary Shares (post-split) to a group of investors. The total funds received from these investors are US$3,400,000.

On June 22, 2026, the Company entered into a securities purchase agreement with Imperial Vision Fund SPC Series 1SP, issuing 320,000 (post-split) Class A Ordinary Shares at a purchase price of US$3.75 per Class A Ordinary Share, for aggregate gross proceeds of US$1,200,000. This was conducted as an offshore offering in reliance on Regulation S.

On June 25, 2026, the Company entered into a securities purchase agreement with Golden Crown Consulting Limited, issuing 380,000 (post-split) Class A Ordinary Shares at a purchase price of US$3.75 per Class A Ordinary Share, for aggregate gross proceeds of US$1,425,000. Like the other recent placements, this was an offshore offering conducted in reliance on Regulation S.

On July 7, 2026, the Company entered into a securities purchase agreement with its Chief Executive Officer, Ms. Seto Wai Yue, issuing an aggregate of 580,000 Class A Ordinary Shares and 72,000 Class B Ordinary Shares at an aggregate price of approximately US$2,445,000.

Share Transfer Between Chief Executive Officer and Shareholder

On August 6, 2026, Ms. Seto entered into a Sale and Purchase Agreement to purchase 320,000 Class A Ordinary Shares at a purchase price of US$3.75 per share for an aggregate purchase price of US$1,200,000 from Imperial Vision Fund SPC Series 1SP. As of the date of this Annual Report, Ms. Seto beneficially owns an aggregate of 1,149,890 ordinary shares, consisting of 1,069,890 Class A Ordinary Shares and 80,000 Class B Ordinary Shares, representing approximately 32.99% of the Company’s 3,485,583 total outstanding ordinary shares.

Entry into Memorandum of Understanding

On May 12, 2026, the Company has entered into a non-binding Memorandum of Understanding (“MoU”) with LinkFung Innovation Limited, a designated Service Provider, to collaborate on the development, implementation, and deployment of a comprehensive AI-Powered Intelligent Image Library Platform. The project scope includes integrating advanced artificial intelligence features such as real-time face detection, video/photo AI-driven hashtag decoding, and intelligent content-based filtering, supported by a scalable cloud infrastructure and a high-performance database system supporting vector embeddings for AI search and recommendations.

Investment in mid-term oversea anime cultural hub projects

Further to the investment arrangements entered during the year ended March 31, 2026 in relation to two mid-term anime cultural hub projects in Taiwan and Thailand, subsequent to the reporting date, the Group entered into further investment arrangements in relation to the mid-term anime cultural hub projects in China and Korea. Under these agreements, the Group participates as an investor alongside the local operator and other investment partners. These investments are expected to run for three to four years.